Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Disclosure of Other Non-Current Liabilities

	2017	2016
Consideration payable in relation to the acquisition of Belarusian Telecom	323,691	295,062
Deferred revenue	85,646	74,241
Deposits and guarantees received from dealers	—	58,244

	409,337	427,547